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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10395


                            Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                    Pioneer Global High Yield Fund
                    Schedule of Investments  7/31/2007 (unaudited)

   Shares     Floating Rate (c)                                          Value

                    CONVERTIBLE PREFERRED STOCK - 0.2 %
                    Materials - 0.2 %
                    Precious Metals & Minerals - 0.2 %
   60,000           Vale Capital, Ltd., 5.5%, 6/15/10               $ 3,234,000
                    Total Materials                                 $ 3,234,000
                    TOTAL CONVERTIBLE PREFERRED STOCK               $ 3,234,000
                    (Cost  $3,000,000)

                    CONVERTIBLE CORPORATE BONDS - 0.8 %
                    Pharmaceuticals & Biotechnology - 0.1 %
                    Pharmaceuticals - 0.1 %
   2,940,000        Pharm Resources, 2.875%, 9/30/10                $ 2,660,700
                    Total Pharmaceuticals & Biotechnology           $ 2,660,700
                    Real Estate - 0.5 %
                    Retail Real Estate Investment Trusts - 0.5 %
   10,050,000       General Growth Properties, 3.98%, 4/15/27 (144A)$ 9,070,125
                    Total Real Estate                               $ 9,070,125
                    Software & Services - 0.2 %
                    Systems Software - 0.2 %
   3,270,000        Macrovision Corp., 2.625%, 8/15/11 (144A)       $ 3,482,550
                    Total Software & Services                       $ 3,482,550
                    TOTAL CONVERTIBLE CORPORATE BONDS               $15,213,375
                    (Cost  $15,684,883)

                    ASSET BACKED SECURITIES - 3.5 %
                    Energy - 0.2 %
                    Oil & Gas Equipment & Services - 0.4 %
   3,400,000   8.37 Sevan Marine ASA, 0.0%, 5/14/13 (144A)          $ 3,417,000
                    Total Energy                                    $ 3,417,000
                    Transportation - 0.4 %
                    Airlines - 0.4 %
   784,946          American Airlines, Inc., 7.377%, 5/23/19        $   714,301
   4,604,453        American Airlines, Inc., 7.379%, 5/23/16          4,144,008
   124,524          Continental Airlines, Inc., 8.312%, 4/2/11          126,392
   1,545,239        Continental Airlines, Inc., 8.499%, 5/1/11        1,560,691
                                                                    $ 6,545,392
                    Total Transportation                            $ 6,545,392
                    Consumer Services - 0.3 %
                    Restaurants - 0.3 %
   6,240,000        Dunkin Brands Master Finance LLC,  8.28%, 6/20/3$ 6,344,801
                    Total Consumer Services                         $ 6,344,801
                    Retailing - 0.5 %
                    Distributors - 0.5 %
   9,100,000        Intcomex, Inc., 11.75%, 1/15/11                 $ 9,282,000
                    Total Retailing                                 $ 9,282,000
                    Food & Drug Retailing - 0.4 %
                    Food Retail - 0.4 %
   8,785,000        Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37$ 8,353,789
                    Total Food & Drug Retailing                     $ 8,353,789
                    Banks - 0.7 %
                    Thrifts & Mortgage Finance - 0.7 %
   7,200,000   7.26 Alfa Div Pymt Rights Finance, Floating Rate Note$ 7,200,000
   5,985,000   8.62 Taganka Car Loan Finance Plc, Floating Rate Note, 5,985,000
                    Total Banks                                     $13,185,000
                    Technology Hardware & Equipment - 0.5 %
                    Electronic Manufacturing Services - 0.5 %
   10,935,000       CIA Transporte Energia, 8.875%, 12/15/16 (144A) $10,169,550
                    Total Technology Hardware & Equipment           $10,169,550
                    Utilities - 0.6 %
                    Electric Utilities - 0.6 %
   1,634,001        FPL Energy National Wind, 6.125%, 3/25/19 (144A)$ 1,613,004
   1,755,080        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)   1,750,692
   8,439,461        Ormat Funding Corp., 8.25%, 12/30/20              8,312,869
                                                                    $11,676,565
                    Total Utilities                                 $11,676,565
                    TOTAL ASSET BACKED SECURITIES                   $68,974,097
                    (Cost  $69,730,170)

                    COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0 %
                    Banks - 1.0 %
                    Thrifts & Mortgage Finance - 1.0 %
   9,670,000        Global Tower Partners Acquisition, 7.87%, 5/15/3$ 9,627,453
   4,890,000        SBA CMBS Trust, 7.825%, 11/15/36                  4,676,686
   4,315,000        T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)        4,312,303
                                                                    $18,616,442
                    Total Banks                                     $18,616,442
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS       $18,616,442
                    (Cost  $18,874,897)

                    CORPORATE BONDS - 83.3 %
                    Energy - 12.2 %
                    Coal & Consumable Fuels - 1.3 %
   5,350,000        Empire Capital Resources, 9.375%, 12/15/11      $ 5,383,705
   14,300,000       Massey Energy Co., 6.875%, 12/15/13              12,601,875
   6,330,000        New World Resources BV, 7.375%, 5/15/15 (144A)    8,383,836
                                                                    $26,369,416
                    Integrated Oil & Gas - 0.3 %
   6,665,000        Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)         $ 6,398,400
                    Oil & Gas Drilling - 2.0 %
   12,000,000       DDI Holding AS, 9.3%, 1/19/12 (144A)            $12,420,000
   1,450,000        DDI Holdings AS, 9.3%, 4/23/12 (144A)             1,497,125
   6,500,000        Norse Energy ASA, 10.0%, 7/13/10                  1,112,956
   11,203,000       Norse Energy ASA, 6.5%, 7/14/11 (144A)            9,298,490
   32,500,000       PetroJack AS, 11.0%, 4/12/10                      5,634,516
   8,200,000        Prodjack AS, 11.25%, 3/8/13                       8,261,500
                                                                    $38,224,587
                    Oil & Gas Equipment & Services - 2.5 %
   4,730,000        Bristow Group, Inc., 7.5%, 9/15/17 (144A)       $ 4,682,700
   4,265,000        Complete Production Services, 8.0%, 12/15/16      4,094,400
   4,200,000        Nexus, 10.5%, 3/7/12                              4,305,000
   52,500,000       Norwegian Energy Co., 11.0%, 7/13/10              8,921,675
   87,000,000       Petromena AS, 9.75%, 5/24/12 (144A)              15,643,185
   4,000,000        Semgroup LP, 8.75%, 11/15/15 (144A)               3,940,000
   6,500,000        Sevan Marine ASA, 9.25%, 12/20/11 (144A)          6,678,750
                                                                    $48,265,710
                    Oil & Gas Exploration & Production - 4.5 %
   60,000           Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)     $    60,900
   4,425,000        Baytex Energy, Ltd., 9.625%, 7/15/10              4,491,375
   1,405,000        Berry Petroleum Co., 8.25%, 11/1/16               1,355,825
   10,600,000       Biofuel Energy, 19.0%, 6/7/12                    10,600,000
   1,750,000        Chesapeake Energy Corp., 6.25%, 1/15/17           2,227,969
   5,450,000        Forest Oil Corp., 7.25%, 6/15/19                  5,082,125
   4,270,000        Harvest Operations Corp., 7.875%, 10/15/11        4,045,825
   9,140,000        Hilcorp Energy, 7.75%,11/1/15 (144A)              8,545,900
   5,740,000        Hilcorp Energy, 9.0%, 6/1/16 (144A)               5,711,300
   48,000,000       PA Resources AB, 8.75%,  3/10/10                  8,156,960
   6,400,000        Parallel Petroleum Corp., 10.25%, 8/1/14          6,432,000
   1,900,000        Petroprod, Ltd., 10.85%, 5/24/13                  1,904,750
   1,500,000  11.36 Petroprod, Ltd., Floating Rate Note, 1/12/12      1,507,500
   2,150,000        Petroquest Energy, Inc., 10.375%, 5/15/12         2,160,750
   1,550,000        Pogo Producing Co., 6.625%, 3/15/15               1,553,875
   4,740,000        Pogo Producing Co., 6.875%, 10/1/17               4,763,700
   5,065,000        Quicksilver Resources, Inc., 7.125%, 4/1/16       4,697,788
   5,760,000        Range Resources Corp., 7.5%, 5/15/16              5,659,200
   2,405,000        Stone Energy Corp., 6.75%, 12/15/14               2,176,525
   6,980,000        Verasun Energy Corp., 9.875%, 12/15/12            7,171,950
                                                                    $88,306,217
                    Oil & Gas Refining & Marketing - 1.2 %
   16,295,000       Aventine Renewable Energy, 10.0%, 4/1/17        $15,317,300
   7,730,000        Verasun Energy Corp., 9.375%, 6/1/17 (144A)       7,034,300
                                                                    $22,351,600
                    Oil & Gas Storage & Transporation - 1.2 %
   4,390,000        Blt Finance BV, 7.5%, 5/15/14 (144A)            $ 4,022,557
   5,540,000        Enterprise Products, Floating Rate Note, 8/1/66   5,652,218
   960,000          Inergy LP, 8.25%, 3/1/16                            960,000
   2,115,000        Targa Resources, Inc., 8.5%, 11/1/13 (144A)       2,344,829
   6,030,000   7.00 Teppco Partners LP, Floating Rate Note, 6/1/67    5,536,493
   5,250,000        Transport De Gas Del Sur, 7.875%, 5/14/17 (144A)  4,738,125
                                                                    $23,254,222
                    Total Energy                                    $253,170,152
                    Materials - 14.0 %
                    Aluminum - 1.4 %
   9,190,000        Aleris International, Inc., 10.0%, 12/15/16 (144$ 8,225,050
   3,960,000        Aleris International, Inc., 9.0%, 12/15/14 (144A  3,702,600
   12,215,000       Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)    11,604,250
   4,822,000        Indalex Holding, 11.5%, 2/1/14                    4,773,780
                                                                    $28,305,680
                    Commodity Chemicals - 1.3 %
   515,000          Arco Chemical Co., 9.8%, 2/1/20                 $   530,450
   11,110,000       Georgia Gulf Corp., 10.75%, 10/15/16 (b)         10,387,850
   7,061,000        Georgia Gulf Corp., 9.5%, 10/15/14 (b)            6,707,950
   3,410,000        Invista, 9.25%, 5/1/12 (144A)                     3,512,300
   4,800,000        Tronox Worldwide/Finance, 9.5%, 12/1/12           4,752,000
                                                                    $25,890,550
                    Construction Materials - 1.4 %
   15,075,000       Advanced Glass Yarn Corp., 11.0%, 11/15/14 (144A$15,527,250
   3,730,000        Blaze Recycling & Metals, 10.875%, 7/15/12 (144A  3,674,050
   1,500,000        Panolan Industries International, 10.75%, 10/1/1  1,455,000
   6,800,000        U.S. Concrete, Inc., 8.375%, 4/1/14               6,528,000
                                                                    $27,184,300
                    Diversified Chemical - 1.9 %
   6,800,000        Basell Finance Co., 8.1%, 3/15/27 (144A)        $ 5,916,000
   5,400,000        Hexion Specialty Chemicals, 9.75%, 11/15/14       5,778,000
   7,985,000        Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)  9,551,030
   3,320,000        Nell AF Sarl, 8.375%, 8/15/15 (144A)              4,113,152
   500,000          Nell AF Sarl, 8.375%, 8/15/15 (144A)                445,000
   7,875,000        Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)  7,717,500
   3,530,000        Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)  3,494,700
                                                                    $37,015,382
                    Diversified Metals & Mining - 2.0 %
   12,630,000       FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)   $14,461,350
   2,740,000        Freeport-McMoran Copper & Gold, 8.375%, 4/1/17    2,877,000
   6,910,000        Noranda Aluminium Acquis, 0.0%, 5/15/15 (144A)(P  6,564,500
   6,525,000        PNA Group, Inc., 10.75%, 9/1/16 (144A)            6,981,750
   5,645,000  12.36 PNA Intermed Holding Corp., Floating Rate Note,   5,729,675
   2,550,000        Vale Overseas, Ltd., 8.25%, 1/17/34               2,879,001
   595,000          Vedenta Resources Plc, 6.625%, 2/22/10 (144A)       586,849
                                                                    $40,080,125
                    Forest Products - 0.3 %
   4,170,000        Ainsworth Lumber, 6.75%, 3/15/14                $ 2,825,175
   200,000          Ainsworth Lumber, 6.75%, 3/15/14 (b)                136,000
   3,675,000        Mandra Foresty, 12.0%, 5/15/13 (144A)             3,610,688
                                                                    $ 6,571,863
                    Metal & Glass Containers - 1.2 %
   4,245,000        Consol Glass, Ltd., 7.625%, 4/15/14 (144A)      $ 5,404,416
   9,300,000        Impress Metal Pack Holding, 9.25%, 9/15/14 (144A 12,540,281
   6,820,000        Vitro Envases Norteamerica, 9.125%, 2/1/17 (144A  6,547,200
                                                                    $24,491,897
                    Paper Packaging - 1.5 %
   8,658,000        AEP Industries, Inc., 7.875%, 3/15/13           $ 8,571,420
   9,730,000        Graphic Packaging Co., 9.5%, 8/15/13              9,730,000
   10,400,000       U.S. Corrugated, Inc., 10.0%, 6/1/13             10,114,000
                                                                    $28,415,420
                    Paper Products - 0.9 %
   15,470,000       Exopac Holding Corp., 11.25%, 2/1/14            $15,779,400
   1,160,000        P.H. Glatfelter, 7.125%, 5/1/16                   1,142,600
                                                                    $16,922,000
                    Precious Metals & Minerals - 0.1 %
   2,625,000        Alrosa Finance SA, 8.875%, 11/17/14 (144A)      $ 2,874,375
                    Specialty Chemicals - 0.6 %
   6,045,000        Chemtura Corp., 6.875%, 6/1/16                  $ 5,576,513
   3,160,000        Kronos International, Inc., 6.5%, 4/15/13         3,936,557
   3,880,000        LPG International, 7.25%, 12/20/15                3,773,300
   2,445,000        Macermid, Inc., 9.5%, 4/15/17                     2,224,950
                                                                    $15,511,320
                    Steel - 1.0 %
   14,360,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)$13,570,200
   6,100,000        Bulgaria Steel Finance, 12.0%, 5/4/13             3,590,760
   2,505,000        Zlomrex International, 8.5%, 2/1/14 (144A)        3,264,621
                                                                    $20,425,581
                    Total Materials                                 $273,688,493
                    Capital Goods - 9.0 %
                    Building Products - 1.2 %
   14,415,000  9.61 Builders Firstsource, Inc., Floating Rate Note, $14,198,775
   8,625,000        Esco Corp., 8.625%, 12/15/13 (144A)               8,452,500
                                                                    $22,651,275
                    Construction & Engineering - 1.0 %
   2,975,000        Desarrolladora Homex SA, 7.5%, 9/28/15          $ 2,796,500
   9,370,000        Desarrollos Metropolitan, 10.875%, 5/9/17 (144A)  8,976,460
   4,450,000        Dycom Industries, 8.125%, 10/15/15                4,361,000
   16,500,000  8.87 Sevan Drilling, Floating Rate Note, 12/7/12       2,924,327
                                                                    $19,058,287
                    Construction & Farm Machinery & Heavy Trucks - 2.3 %
   6,260,000        Accuride Corp., 8.5%, 2/1/15                    $ 5,947,000
   4,775,000        American Railcar, 7.5%, 3/1/14                    4,655,625
   10,820,000       Commercial Vehicle Group, 8.0%, 7/1/13            9,954,400
   2,450,000        Greenbrier Co., Inc., 8.375%, 5/15/15             2,413,250
   13,800,000       Stanadyne Corp., 2/15/15                         10,626,000
   4,265,000        Stanadyne Corp., 10.0%, 8/15/14                   4,307,650
   7,330,000        Titan Wheel International, Inc., 8.0%, 1/15/12    7,476,600
                                                                    $45,380,525
                    Electrical Component & Equipment - 1.2 %
   7,660,000        Caiua Serv Electricidad, 11.125%, 4/2/49 (144A) $ 8,003,168
   4,150,000        NXP BV / NXP Funding LLC, 7.875%, 10/15/14        3,838,750
   12,000,000       Power Contract Financing LLC, 0.681%, 2/5/10 (14  9,600,000
   1,975,000        Vac Finanzierung BMGH, 9.25%, 4/15/16 (144A)      2,582,014
                                                                    $24,023,932
                    Heavy Electrical Equipment - 1.3 %
   1,068,594        Altra Industrial Motion, 11.25%, 2/15/13        $ 2,391,636
   9,800,000        Altra Industrial Motion, 9.0%, 12/1/11            9,996,000
   9,200,000        Altra Industrial Motion, 9.0%, 12/1/11 (144A)     9,384,000
   4,500,000        Hawk Corp., 8.75%, 11/1/14                        4,522,500
                                                                    $26,294,136
                    Industrial Conglomerates - 1.4 %
   6,425,000        Industrias Unidas, 11.5%, 11/15/16 (144A)       $ 6,489,250
   20,150,000       Intergen NV, 9.0%, 6/30/17                       19,948,500
                                                                    $26,437,750
                    Trading Companies & Distributors - 0.6 %
   2,000,000        Glencore Finance Europe, 8.0%, 2/28/49          $ 1,988,902
   8,000,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)   8,140,000
   2,075,000        Mobile Services Group, Inc., 9.75%, 8/1/14 (144A  2,178,750
                                                                    $12,307,652
                    Total Capital Goods                             $176,153,557
                    Commercial Services & Supplies - 2.7 %
                    Diversified Commercial Services - 1.6 %
   19,800,000       NCO Group, Inc., 11.875%, 11/15/14 (144A)       $19,206,000
   11,870,000 10.23 NCO Group, Inc., Floating Rate Note, 11/15/13 (1 11,395,200
   1,020,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14        948,600
                                                                    $31,549,800
                    Environmental & Facilities Services - 0.8 %
   3,570,000        Clean Harbors, Inc., 11.25%, 7/15/12 (144A)     $ 3,890,604
   1,798,214        New Reclamation Group, 8.125%, 2/1/13 (144A)      2,387,819
   4,400,000  10.36 Ohio Air Quality Development, Floating Rate Note  4,312,000
   4,800,000        Waste Services, Inc., 9.5%, 4/15/14               4,872,000
                                                                    $15,462,423
                    Logistics - 0.3 %
   6,220,000        Ceva Group Plc, 10.0%, 12/1/16 (144A)           $ 6,811,903

                    Total Commercial Services & Supplies            $53,824,126
                    Transportation - 2.5 %
                    Airlines - 0.4 %
   7,500,000        Gol Finance, 8.75%, 4/29/49 (144A)              $ 7,143,750
                    Marine - 1.0 %
   1,600,000  11.36 DP Producer AS, Floating Rate Note, 12/5/11 (144$ 1,616,000
   3,251,000        H-Lines Finance Holding, 11.0%, 4/1/13            3,226,618
   1,500,000        Seabulk International, Inc., 9.5%, 8/15/13        1,601,250
   10,580,000       Stena AB, 7.0%, 12/1/16                          10,421,300
   2,410,000        Trailer Bridge, Inc., 9.25%, 11/15/11             2,461,213
                                                                    $19,326,381
                    Marine Ports & Services - 0.5 %
   10,100,000       Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)     $10,163,125
                    Railroads - 0.6 %
   9,100,000        Kansas City Southern Mex, 7.625%, 12/1/13 (144A)$ 9,100,000
   3,855,000        TFM SA De CV, 9.375%, 5/1/12                      4,067,025
                                                                    $13,167,025
                    Total Transportation                            $49,800,281
                    Automobiles & Components - 1.6 %
                    Auto Parts & Equipment - 0.9 %
   12,395,000       Baldor Electric, 8.625%, 2/15/17                $12,704,875
   6,790,000        Cooper Standard Auto, 8.375%, 12/15/14 (b)        5,907,300
                                                                    $18,612,175
                    Automobile Manufacturers - 0.7 %
   3,295,000        Ford Motor Credit Corp., 8.0%, 12/15/16         $ 3,036,741
   6,955,000        Ford Motor Credit Corp., 7.375%, 10/28/09         6,714,468
   1,450,000        General Motors Corp., 7.25%, 7/3/13               1,826,181
   1,500,000        General Motors Acceptance Corp., 6.75%, 12/1/14   1,348,151
                                                                    $12,925,541
                    Total Automobiles & Components                  $31,537,716
                    Consumer Durables & Apparel - 1.9 %
                    Footwear - 0.3 %
   5,500,000   9.65 EDCON Holdings Prop, Ltd., Floating Rate Note, 6$ 6,399,849
                    Homebuilding - 0.8 %
   1,830,000        C10 Capital SPV, Ltd., Floating Rate Note, 12/31$ 1,723,220
   2,060,000   6.64 C8 Capital SPV, Ltd., Floating Rate Note, 12/31/  1,960,502
   4,120,000        Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)    4,161,200
   3,520,000        WCI Communities, Inc., 7.875%, 10/1/13 (b)        2,745,600
   10,120,000       William Lyon Homes, 7.5%,  2/15/14 (b)            7,691,200
                                                                    $18,281,722
                    Household Appliances - 0.1 %
   3,455,000        Tech Olympic U.S.A, Inc., 10.375%, 7/1/12 (b)   $ 1,969,350
                    Housewares & Specialties - 0.7 %
   3,530,000        Jarden Corp., 7.5%, 5/1/17                      $ 3,177,000
   10,465,000       Yankee Acquisition Corp., 9.75%, 2/15/17 (b)      9,313,850
                                                                    $12,490,850
                    Total Consumer Durables & Apparel               $39,141,771
                    Consumer Services - 3.7 %
                    Casinos & Gaming - 3.6 %
   9,750,000        Buffalo Thunder Rev Authority, 9.375%, 12/15/14 $ 9,067,500
   3,200,000        Codere Finance SA, 8.25%, 6/15/15 (144A)          4,161,613
   4,410,000        Fontainebleau Las Vegas, 10.25%, 6/15/15 (144A)   3,803,625
   4,095,000        Galaxy Entertainment Financial, 9.875%, 12/15/12  4,376,531
   6,260,000        Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (  6,260,000
   4,515,000   8.25 Lottomatica S.p.A., Variable Rate Note, 3/31/66   6,318,649
   3,265,000        Peermont Global, Ltd., 7.75%, 4/30/14 (144A)      4,246,146
   3,650,000        Pokagon Gaming Authority, 10.375%, 6/15/14 (144A  3,905,500
   2,155,000        San Pasqual Casino, 8.0%, 9/15/13 (144A)          2,138,838
   6,990,000        Shingle Springs Tribal, 9.375%, 6/15/15 (144A)    6,535,650
   7,255,000        Station Casinos, Inc., 6.625%, 3/15/18            5,804,000
   14,850,000       Tropicana (Wimar), 9.625%, 12/15/14 (144A)       12,511,125
   1,995,000        Trump Entertainment Resorts, 8.5%, 6/1/15         1,680,788
                                                                    $70,809,965
                    Hotels, Resorts & Cruise Lines - 0.0 %
   1,000,000  10.07 HRP Myrtle Beach, Floating Rate Note, 4/1/12 (14$ 1,012,500
                    Total Consumer Services                         $71,822,465
                    Media - 1.9 %
                    Broadcasting & Cable Television - 0.9 %
   9,640,000        C&M Finance, Ltd., 8.1%, 2/1/16 (144A)          $ 9,676,632
   4,760,000        CCH I LLC, 11.0%, 10/1/15                         4,760,000
   3,395,000        CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10         3,445,925
   245,000          Kabel Deutschland GMBH, 10.625%, 7/1/14             253,575
                                                                    $18,136,132
                    Movies & Entertainment - 0.6 %
   11,670,000       Corp Interamer De Entret, 8.875%, 6/14/15 (144A)$12,136,800
                    Publishing - 0.4 %
   2,802,373        AAC Group Holding Corp., 12.75%, 10/1/12        $ 2,858,420
   665,000          Sheridan Acquisition Corp., 10.25%, 8/15/11         671,650
   3,580,000        Visant Holding Corp., 10.25%, 12/1/13 (STEP)      3,186,200
                                                                    $ 6,716,270
                    Total Media                                     $36,989,202
                    Retail - 0.6 %
                    Distributors Retail - 0.6%
   12,005,000       Sally Holdings, 10.5%, 11/15/16 (144A)          $11,344,725
                    Total Retail                                    $11,344,725
                    Food & Drug Retailing - 0.7 %
                    Drug Retail - 0.2 %
   4,410,000        Duane Reade, Inc., 9.75%, 8/1/11                $ 4,167,450
                    Drug Distributors - 0.1 %
   2,145,000        PGS Solutions, Inc., 9.625%, 2/15/15 (144A)     $ 2,027,025
                    Food Distributors - 0.5 %
   5,100,000        Fabrica de Productos, 9.25%, 2/23/17 (144A)     $ 4,947,000
   4,485,000        JBS SA, 10.5%, 8/4/16 (144A)                      4,653,188
                                                                    $ 9,600,188
                    Total Food & Drug Retailing                     $15,794,663
                    Food, Beverage & Tobacco - 1.9 %
                    Agricultural Products - 0.8 %
   2,800,000        Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)        $ 2,569,000
   14,030,000       Cosan SA Industria, 8.25%, 2/15/49 (144A)        13,854,625
                                                                    $16,423,625
                    Brewers - 0.4 %
   1,495,000        Argentine Beverages, 7.375%, 3/22/12 (144A)     $ 1,495,000
   5,355,000        Cerveceria Nacio, 8.0%, 3/27/14 (144A)            5,301,450
   120,000          Cia Brasileira de Bebida, 8.75%, 9/15/13            134,911
                                                                    $ 6,931,361
                    Distillers & Vintners - 0.2 %
   252,825          Belvedere, 0.0%, 4/11/14                        $   330,565
   3,286,800        Belvedere, 7.692%, 4/11/14                        4,251,999
                                                                    $ 4,582,564
                    Packaged Foods & Meats - 0.3 %
   5,360,000        Bertin, Ltd., 10.25%, 10/5/16 (144A)            $ 5,668,200
                    Tobacco - 0.3 %
   6,415,000        Alliance One International, 8.5%, 5/15/12 (144A)$ 6,318,775
                    Total Food, Beverage & Tobacco                  $39,924,525
                    Health Care Equipment & Services - 3.6 %
                    Health Care Equipment - 0.4 %
   7,435,000        Accellent, Inc., 10.5%, 12/1/13                 $ 7,137,600
                    Health Care Facilities - 1.2 %
   5,300,000        Community Health Systems, 8.875%, 7/15/15       $ 5,147,625
   5,285,000        Hanger Orthopedic Group., 10.25%, 6/1/14          5,469,975
   6,345,000        HCA, Inc., 9.625%, 11/15/16                       6,297,413
   3,300,000        Psychiatric Solutions, 7.75%, 7/15/15             3,135,000
   2,000,000        Psychiatric Solutions, 7.75%, 7/15/15             1,900,000
   1,000,000        Sun Healthcare Group, Inc., 9.125%, 4/15/15 (144  1,000,000
                                                                    $22,950,013
                    Health Care Services - 1.3 %
   1,100,000        AMR Holdco/Emcar Holdco, 10.0%, 2/15/15         $ 1,155,000
   3,665,000        Rural/Metro Corp., 9.875%, 3/15/15                3,591,700
   6,625,000        Surgical Care Affiliates, 10.0%, 7/15/17 (144A)   6,293,750
   8,460,000        Surgical Care Affiliates ,8.875%, 7/15/15 (144A)  8,037,000
   4,745,000        Universal Hospital, 8.5%, 6/1/15 (144A)           4,282,363
   2,630,000   8.76 Universal Hospital, Floating Rate Note, 6/1/15    2,452,475
                                                                    $25,812,288
                    Health Care Supplies - 0.3 %
   1,700,000  12.86 Medical Services Co., Floating Rate Note, 10/15/$ 1,632,000
   3,615,000        Pts Acquistion, 9.75%, 4/15/17 (144A)             4,602,347
                                                                    $ 6,234,347
                    Managed Health Care - 0.4 %
   7,450,000        Multiplan, Inc., 10.375% 4/15/16 (144A)         $ 7,301,000
                    Total Health Care Equipment & Services          $69,435,248
                    Pharmaceuticals & Biotechnology - 1.1 %
                    Biotechnology - 0.7 %
   14,835,000       Angiotech Pharmaceutical, 7.75%, 4/1/14 (b)     $13,536,938
                    Pharmaceuticals - 0.4 %
   7,995,000        Warner Chilcott Corp., 8.75%, 2/1/15            $ 7,795,125
                    Total Pharmaceuticals & Biotechnology           $21,332,063
                    Banks - 4.3 %
                    Diversified Banks - 5.2 %
   4,380,000        ALB Finance BV, 9.25%, 9/25/13 (144A)           $ 4,117,200
   5,045,000        ALB Finance BV, 9.25%, 9/25/13                    4,742,300
   9,200,000        ALB Finance BV, 9.375%, 12/31/49                  8,028,840
   6,675,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)               7,068,758
   3,360,000        ATF Bank, 9.0%, 5/11/16 (144A)                    3,517,349
   1,500,000  10.00 ATF Capital BV, 10.0%, 12/31/49                   1,603,350
   4,530,000        ATF Capital BV, 9.25%, 2/21/14 (144A)             4,733,850
   3,370,000   9.75 Banco Macro SA, Floating Rate Note, 12/18/36 (14  3,066,700
   13,495,000       Banco Macro SA, 8.5%, 2/1/17 (144A)              12,078,025
   6,230,000        Banco Macro SA, Floating Rate Note, 6/7/12 (144A  6,011,950
   5,000,000   8.25 BTA Finance Luxembourg, 8.25%, 12/31/49           3,929,700
   5,380,000        Centercredit International, 8.625%, 1/30/14 (144A 5,111,000
   5,850,000        Hipotecaria Su Casita SA, 8.5%, 10//4/16 (144A)   6,054,750
   3,750,000   9.20 Kazkommerts Finance 2 BV, Floating Rate Note, 11  3,543,750
   1,400,000        Kazkommerts International BV, 8.0%, 11/3/15       1,295,000
   6,880,000        PetroCommerce Finance, 8.75%, 12/17/09            6,855,920
   9,200,000        Sibacademfinance Plc, 9.0%, 5/12/09 (144A)        9,432,760
   3,410,000        Temir Capital, 9.5%, 5/21/14                      3,239,500
   1,725,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)         1,604,250
   7,070,000        Turanalem Finance BV, 8.5%, 2/10/15 (144A)        6,433,700
                                                                    $102,468,652
                    Total Banks                                     $102,468,652
                    Diversified Financials - 1.8 %
                    Consumer Finance - 1.8 %
   12,355,000       Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)  $12,293,225
   5,155,000        Americredit Corp., 8.5%, 7/1/15 (144A)            4,948,800
   3,240,000        Kar Holdings, Inc., 10.0%, 5/1/15 (144A)          2,851,200
   3,465,000        Russian Stand Bank, 7.5%, 10/7/10 (144A)          3,222,450
   12,175,000  5.33 SLM Corp., Floating Rate Note, 4/18/08           12,087,352
                                                                    $35,403,027
                    Total Diversified Financials                    $35,403,027
                    Insurance - 2.1 %
                    Insurance Brokers - 0.6 %
   12,110,000       Actuant Corp., 10.25%, 6/15/15 (144A)           $10,414,600
   2,270,000        USI Holdings Corp., 9.75%, 5/15/15 (144A)         2,156,500
                                                                    $12,571,100
                    Life & Health Insurance - 0.5 %
   9,196,000        Presidential Life Corp., 7.875%, 2/15/09        $ 9,104,040
                    Multi-Line Insurance - 0.4 %
   3,320,000        Liberty Mutual Group, 7.0%, 3/15/37 (144A)      $ 3,012,694
   4,800,000        Sul America Partecipacoe, 8.625%, 2/15/12 (144A)  4,740,000
                                                                    $ 7,752,694
                    Property & Casualty Insurance - 0.1 %
   2,000,000        Kingsway America, Inc., 7.5%, 2/1/14            $ 2,039,310
                    Reinsurance - 0.5 %
   2,750,000   9.46 Foundation Re, Ltd., Floating Rate Note, 11/24/0$ 2,633,400
   5,755,000        Platinum Underwriters Holdings, 7.5%, 6/1/17      6,031,148
   1,600,000  13.81 Residential Rein 2005 Cat Bond, Floating Rate No  1,506,048
                                                                    $10,170,596
                    Total Insurance                                 $41,637,740
                    Real Estate - 2.3 %
                    Real Estate Management & Development - 2.0 %
   6,750,000        Alto Palermo SA, 7.875%, 5/11/17 (144A)         $ 5,805,000
   6,840,000        Alto Palermo SA, Floating Rate Note, 6/11/12 (14  6,087,600
   895,000          China Properties Group, 9.125% 5/4/14 (144A)        792,075
   8,145,000        Greentown China Holds, 9.0%, 11/8/13 (144A)       8,083,913
   8,405,000        Inversiones Y Rep, 8.5%, 2/2/17 (144A)            7,480,450
   11,900,000       Neo-China Group Holdings, 9.75%, 7/23/14         11,067,000
                                                                    $39,316,038
                    Real Estate Investment Trusts - 0.3 %
   5,025,000        Trustreet Properties, Inc., 7.5%, 4/1/15        $ 5,410,503
                    Total Real Estate                               $44,726,541
                    Software & Services - 1.7 %
                    Application Software - 0.1 %
   2,195,000        Open Solutions, Inc., 9.75%, 2/15/15 (144A)     $ 2,118,175
                    Data Processing & Outsourced Services - 0.9 %
   1,360,000        Ipayment, Inc., 9.75%, 5/15/14                  $ 1,298,800
   17,350,000       Pegasus Solutions, Inc., 10.5%, 4/15/15          16,222,250
                                                                    $17,521,050
                    IT Consulting & Other Services - 0.7 %
   13,390           MSX International, 12.5%, 4/1/12 (144A)         $13,256,100
                    Total Software & Services                       $32,895,325
                    Technology Hardware & Equipment - 2.4 %
                    Communications Equipment - 0.3 %
   6,425,000        Mastec, Inc., 7.625%, 2/1/17                    $ 6,328,625
                    Computer Hardware - 1.6 %
   10,135,000       Activant Solutions, Inc., 9.5%, 5/1/16          $ 9,121,500
   8,500,000  12.61 CHR Intermediate Holdings, Floating Rate Note, 6  8,468,125
   11,025,000       Compucom Systems, Inc., 12.0%, 11/1/14 (144A)    13,230,000
                                                                    $30,819,625
                    Technology Distributors - 0.5 %
   9,575,000        Da-Lite Screen Co., Inc., 9.5%, 5/15/11         $ 9,886,188
                    Total Technology Hardware & Equipment           $47,034,438
                    Semiconductors - 0.5 %
                    Semiconductor Equipment - 0.1 %
   3,295,000        Freescale Semiconductor, 8.875%, 12/15/14 (144A)$ 3,006,688
                    Semiconductors - 0.4 %
   7,650,000   9.24 Freescale Semiconductor, Floating Rate Note, 12/$ 7,018,875
                    Total Semiconductors                            $10,025,563
                    Telecommunication Services - 9.0 %
                    Alternative Carriers - 0.6 %
   11,400,000       Paetec Holdings, 9.5%, 7/15/15 (144A)           $10,887,000
                    Integrated Telecommunication Services - 1.9 %
   11,035,000       Eschelon Operating Co., 8.375%, 3/15/10         $10,662,569
   21,345,000       PGS Solutions, Inc., 9.875%, 2/15/17 (144A)      20,277,750
   5,700,000        Stratos Global Corp., 9.875%, 2/15/13             5,899,500
   980,000          Tele Norte Leste Participacoes, 8.0%, 12/18/13    1,024,100
                                                                    $37,863,919
                    Wireless Telecommunication Services - 6.5 %
   17,340,000       Broadview Networks Holdings, 11.375%, 9/1/12 (14$17,291,069
   13,665,000       Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)           12,059,363
   3,585,000        Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)           4,416,922
   5,025,000  13.61 Cleveland Unlimited, Inc., Floating Rate Notes,   5,439,563
   13,640,000       Cricket Communications I, 9.375%, 11/01/14       13,452,450
   7,600,000        Digicel, Ltd., 9.25%, 9/1/12 (144A)               7,676,000
   3,500,000  10.21 Hellas Tel Finance, Floating Rate Note, 1/15/15   4,719,460
   11,040,000       Huges Network System, 9.5%, 4/15/14              10,984,800
   6,870,000        Inmarsat Finance Plc, 10.375% 11/15/12            6,389,100
   18,510,000       Intelsat Intermediate, 9.25%, 2/1/15             14,530,350
   1,950,000        Mobile Telesystems Finance, 8.0%, 1/28/12         1,950,000
   2,500,000        True Move Co., Ltd., 10.375%, 8/1/14 (144A)       2,475,750
   16,870,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A)     17,797,850
   2,000,000        UBS (Vimpelcom), 8.375%, 10/22/11 (144A)          2,055,000
   4,750,000        UBS (Vimpelcom), 8.25%, 5/23/16 (144A)            4,863,858
                                                                    $126,101,535
                    Total Telecommunication Services                $174,852,454
                    Utilities - 1.0 %
                    Electric Utilities - 1.3 %
   6,507,000        AES Chivor, 9.75%, 12/30/14 (144A)              $ 7,352,910
   1,290,000        ISA Capital Do Brasil SA, 8.8%, 1/30/17 (144A)    1,299,675
   2,014,474        Juniper Generation, 6.79%, 12/31/14 (144A)        2,005,267
   5,940,000        Mirant JPSCO Finance, Ltd., 11.0%, 7/6/16 (144A)  6,400,350
   8,410,000        NSG Holdings, LLC, 7.75%, 12/15/25 (144A)         8,283,850
                                                                    $25,342,052
                    Gas Utilities - 0.2 %
   4,065,000   7.20 Southern Union Co., 7.2%, 11/1/66               $ 4,086,110
                    Total Utilities                                 $29,428,162
                    TOTAL CORPORATE BONDS                       $1,662,430,889
                    (Cost  $1,698,643,394)

                    FOREIGN GOVERNMENT BONDS - 0.8 %
                    Government - 0.8 %
ITL1,450,000,000    Banco Nac De Desen Econo, 8.0%, 4/28/10         $ 1,091,833
BRL10,350,000       Federal Republic of Brazil, 12.5%, 1/5/16         6,459,122
COP2,510,000,000    Republic of Columbia, 11.75%, 3/1/10              1,344,505
COP10,258,000,000   Republic of Columbia, 12.0%, 10/22/15             5,953,482
                                                                    $14,848,942
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS        $14,848,942
                    (Cost  $10,869,841)

                    SOVEREIGN ISSUE - 0.1 %
BRL2,480,000        Republic of Brazil, 12.5%, 1/5/22               $ 1,596,470
                    TOTAL SOVEREIGN ISSUE                           $ 1,596,470
                    (Cost  $1,681,952)

                    MUNICIPAL BONDS - 0.7 %
                    Government - 0.7 %
                    Municipal Airport - 0.0 %
   15,000 New Jersey Economic Development Authority Specia$ 15,837 Municipal Facilities - 0.0 %
   250,000 East Chicago Ind Exempt Facilities, 7.0%, 1/1/14$ 260,640 Municipal School District - 0.5 %
   8,875,000  12.50 Non-Profit Preferred Funding Trust I Var St, Flo$ 8,786,073
                    Municipal Utilities - 0.2 %
   3,835,000   7.22 San Antonio Texas Electric & Gas, Floating Rate $ 4,834,094
                    Total Government                                $13,896,644
                    TOTAL MUNICIPAL BONDS                           $13,896,644
                    (Cost  $14,085,661)

                    SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.1 % **
                    Energy - 0.4 %
                    Oil & Gas Exploration & Production - 0.4 %
   498,750          Concho Resources, Second Lien Term Loan, 9.07%, $   492,516
   4,430,000        Sandridge Energy, Inc., Fixed Rate Loan, 8.63%,   4,341,400
   1,680,000        Sandridge Energy, Inc., Unsecured Term Loan, 8.9  1,646,400
   1,400,000        Venoco, Inc., Second Lien Term Loan, 9.36% 5/7/1  1,365,000
                                                                    $ 7,845,316
                    Total Energy                                    $ 7,845,316
                    Materials - 0.5 %
                    Paper Packaging - 0.1 %
   2,356,160        Georgia-Pacific Corp., Term B Loan, 7.1%, 12/20/$ 2,232,040
   8,813            Georgia-Pacific Corp., Add-on Term Loan B, 7.11%      8,348
                                                                    $ 2,240,388
                    Steel - 0.4 %
   7,550,000        Niagara Corp., Term Loan B, 10.36%, 6/29/14     $ 7,568,875
                    Total Materials                                 $ 9,809,263
                    Capital Goods - 0.2 %
                    Construction & Engineering - 0.0 %
   2,000,000        Custom Building Products, Inc., Second Lien Term$ 1,920,000
                    Construction & Farm Machinery & Heavy Trucks - 0.1 %
   1,193,761        Rental Service Corp., Second Lien Initial Term L$ 1,187,792
                    Total Capital Goods                             $ 3,107,792
                    Commercial Services & Supplies - 0.5 %
                    Diversified Commercial Services - 0.1 %
   1,147,118        NCO Financial System, Term B Facility Loan, 8.36$ 1,135,647
                    Environmental & Facilities Services - 0.0 %
   1,394,433        Waste Services, Inc., Tranche E Term Loan, 7.57%$ 1,352,600
                    Logistics - 0.4 %
   5,205,854        Louis Topco, Ltd., Term Loan, 11.86%, 6/1/17    $ 6,431,722
   295,802          TNT Logistics, Pre-Funded LC, 7.86%, 11/4/13        297,465
   902,799          TNT Logistics, Term Loan, 7.82%, 11/4/13            908,724
                    Total Logistics                                 $ 7,637,911
                    Total Commercial Services & Supplies            $10,126,158
                    Automobiles & Components - 0.0 %
                    Automobile Manufacturers - 0.0 %
   995,000          General Motors Corp., Secured Term Loan, 7.74%, $   959,242
                    Total Automobiles & Components                  $   959,242
                    Consumer Durables & Apparel - 0.4 %
                    Homebuilding - 0.4 %
   747,500          LandSource Communities Development, 2nd Lien Ter$   703,896
   8,650,000        LandSource Communities Development, 2nd Lien Ter  8,030,085
                                                                    $ 8,733,981
                    Total Consumer Durables & Apparel               $ 8,733,981
                    Consumer Services - 0.4 %
                    Casinos & Gaming - 0.4 %
   224,978          New World Gaming Partners, Ltd., Delayed Draw Lo$   218,791
   1,125,023        New World Gaming Partners, Ltd., First Lien Term  1,094,085
   6,250,000        New World Gaming Partners, Ltd., Second Lien Ter  6,031,250
                                                                    $ 7,344,126
                    Total Consumer Services                         $ 7,344,126
                    Media - 0.1 %
                    Broadcasting & Cable Television - 0.1 %
   1,000,000        Charter Communications Operating, LLC, Third Lie$   956,250
   1,420,000        Charter Communications Operating, LLC, Refinanci  1,353,260
                                                                    $ 2,309,510
                    Total Media                                     $ 2,309,510
                    Retail - 0.0 %
                    Retail Distributors -0.0%
   805,940          Sally Holdings LLC, Term B Loan, 7.86%, 11/18/13$   782,014
                    Total Retail                                    $   782,014
                    Household & Personal Products - 0.0 %
                    Personal Products - 0.0 %
   249,375          Brickman Group Holdings, Inc., Tranche B Term Lo$   246,881
                    Total Household & Personal Products             $   246,881
                    Health Care Equipment & Services - 0.5 %
                    Health Care Facilities - 0.0 %
   500,000          Psychiatric Solutions, Inc., Term Loan, 7.12%, 7$   499,375
                    Health Care Services - 0.0 %
   1,152,033        Healthsouth Corp., Term Loan B, 7.86%, 3/10/13  $ 1,124,169
                    Health Care Supplies - 0.4 %
   7,510,000        Inverness Medical Innovations, Term Loan, 9.59% $ 7,322,250
                    Total Health Care Equipment & Services          $ 8,945,794
                    Diversified Financials - 0.6 %
                    Diversified Financial Services - 0.4 %
   4,100,000        J.G.Wentworth, LLC,  First Lien Term Loan, 10.35$ 3,843,750
   3,500,000        J.G.Wentworth, LLC,  Second Lien Term Loan, 10.3  3,456,250
                                                                    $ 7,300,000
                    Specialized Finance - 0.2 %
   3,664,833        Ace Cash Express, Term Loan, 8.37%, 10/5/13     $ 3,490,754
                    Total Diversified Financials                    $10,790,754
                    Insurance - 0.7 %
                    Insurance Brokers - 0.7 %
   3,275,000        AmWins Group, Inc., Initial Term Loan, 7.83%, 6/$ 3,086,688
   6,750,000        AmWins Group, Inc., Initial Term Loan, 10.84%, 6  6,361,875
   786,928          HUB International Holdings, Delayed Draw Term Loa   745,614
   3,513,072        HUB International Holdings, Initial Term Loan, 7  3,328,636
                                                                    $13,522,813
                    Total Insurance                                 $13,522,813
                    Technology Hardware & Equipment - 0.7 %
                    Electronic Equipment & Instruments - 0.7 %
   14,350,000       Huawei-3Com Co., Ltd., Tranche B Term Loan, 8.37$14,385,875
                    Electronic Manufacturing Services - 0.0 %
   981,242          Baldor Electric Co., Term Loan, 7.13%, 1/31/14  $   955,730
                    Total Technology Hardware & Equipment           $   955,730
                    Broadcasting & Cable Television - 0.1 %
   1,140,000        Knology, Inc., Term Loan, 7.61%, 4/30/12        $ 1,128,600
                    Total Broadcating & Cable Television            $ 1,128,600
                    Utilities - 0.9 %
                    Independent Power Producer & Energy Traders - 0.9 %
   3,676,978        NRG Energy, Inc., Term Loan, 7.11%, 6/8/14      $ 3,590,569
   4,402,060        NRG Energy, Inc., Credit-Linked Loan, 7.11%, 2/1  4,262,663
   10,603,554       NRG Energy, Inc., Term Loan, 7.11%, 2/1/13       10,267,775
                                                                    $18,121,007
                    Total Utilities                                 $18,121,007
                   TOTAL SENIOR SECURED FLOATING RATE LOAN INTEREST$119,114,856
                    (Cost  $123,081,138)

                    RIGHTS/WARRANTS - 0.2 %
                    Energy - 0.1 %
                    Oil & Gas Drilling - 0.1 %
   11,203,000       Norse Energy Corp.*                             $ 2,596,091
                    Total Energy                                    $ 2,596,091
                    Materials - 0.0 %
                    Forest Products - 0.0 %
   3,250            Mandra Forestry, Exp. 5/15/13 *                 $         0
                    Total Materials                                 $         0
                    Transportation - 0.0 %
                    Railroads - 0.0 %
   5,250            Atlantic Express Transportation, Exp. 4/15/08   $     7,875
                    Total Transportation                            $     7,875
                    Real Estate - 0.1 %
                    Real Estate Management & Development - 0.1 %
   8,190,000        Neo-China Group Holdings, Ltd.  *               $   837,199
                    Total Real Estate                               $   837,199
                    TOTAL RIGHTS/WARRANTS                           $ 3,441,165
                    (Cost  $1,646,063)

                    TEMPORARY CASH INVESTMENTS - 2.5 %
                    Commercial Paper - 0.5 %
   9,560,000        Citigroup Funding, 5.33%, 8/1/07                $ 9,560,000

   Shares
                    Security Lending Collateral - 2.0 %
   38,279,193       Securities Lending Investment Fund, 5.26%       $38,279,193
                    TOTAL TEMPORARY CASH INVESTMENTS                $47,839,193
                    (Cost  $47,839,193)
                    TOTAL INVESTMENT IN SECURITIES - 100.5 %    $1,969,206,073
                    (Cost  $2,005,137,192) (a)
                    OTHER ASSETS AND LIABILITIES - (0.5) %      $(13,562,791)
                    TOTAL NET ASSETS - 100.0 %                $1,955,643,282

   *                Non-income producing security.

   ** Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR
                    (London InterBank Offered Rate),
                    (ii) the prime rate offered by one or more major
                    United States banks, (iii) the certificate of deposit or
		    (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

   144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2007, the value of these securities amounted to $955,442,124 or 48.9% of total net assets.

   STEP Debt obligation initially issued at one coupon which converts to another couple at a specific date. The rate shown is the rate at the end of the period.

   (a) At July 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,005,486,636 was as follows:

                    Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $78,257,157

                    Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(118,311,020)

                    Net unrealized gain                           $(40,053,863)

   (b)              At July 31, 2007, the following securities were out on loan:

   Principal
Amount                    Security                       Value
   147,500          Ainsworth Lumber, 6.75%, 3/15/14                $  101,157
   9,901,000        Angiotech Pharmaceutical, 7.75%, 4/1/14          9,290,435
   5,092,100        Cooper Standard Auto, 8.375%, 12/15/14           4,484,618
   5,295,750        Georgia Gulf Corp., 9.5%, 10/15/14               5,179,095
   8,332,500        Georgia Gulf Corp., 10.75%, 10/15/16             8,054,636
   5,131,500        William Lyon Homes, 7.5%,  2/15/14               4,077,403
   2,590,300        Tech Olympic U.S.A, Inc., 10.375%, 7/1/12        1,498,867
   25,000           WCI Communities, Inc., 7.875%, 10/1/13              20,156
   6,014,500        Yankee Acquisition Corp., 9.75%, 2/15/17         5,637,968
                    Total                                           $38,344,336

   (c)               Debt obligation with a variable interest rate.
                    Rate shown is rate at period end.

   BRL              Brazilian Real
   COP              Columbian Peso
   ITL              Italian Lira



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2007

* Print the name and title of each signing officer under his or her signature.